Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	$ 18,502
Additions	1,061	$ 703
Net book value at ending of the year	18,070	18,502
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	19,560	18,901
Additions	1,061	703
Write down	(399)
Disposition		(29)
Contribution to Joint Venture		(12)
Foreign exchange		(3)
Net book value at ending of the year	20,222	19,560
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,058	188
Depreciation for the year	1,124	894
Disposition	(30)	(20)
Contribution to Joint Venture		(4)
Net book value at ending of the year	2,152	1,058
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386
Net book value at ending of the year	386	386
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386	371
Additions		15
Net book value at ending of the year	386	386
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,065
Net book value at ending of the year	1,960	2,065
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,141	1,957
Additions	2	184
Net book value at ending of the year	2,143	2,141
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	76
Depreciation for the year	107	76
Net book value at ending of the year	183	76
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,709
Net book value at ending of the year	4,779	4,709
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,156	5,068
Additions	805	88
Write down	(399)
Net book value at ending of the year	5,562	5,156
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	447	112
Depreciation for the year	366	335
Disposition	(30)
Net book value at ending of the year	783	447
Organoclay Plant
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,064
Net book value at ending of the year	10,489	11,064
Organoclay Plant | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,495	11,149
Additions		346
Net book value at ending of the year	11,495	11,495
Organoclay Plant | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	431
Depreciation for the year	575	431
Net book value at ending of the year	1,006	431
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	278
Net book value at ending of the year	456	278
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	382	356
Additions	254	70
Disposition		(29)
Contribution to Joint Venture		(12)
Foreign exchange		(3)
Net book value at ending of the year	636	382
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	104	76
Depreciation for the year	76	52
Disposition		(20)
Contribution to Joint Venture		(4)
Net book value at ending of the year	$ 180	$ 104